Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
8)	CASH AND CASH EQUIVALENTS
As of December 31, 2019 and 2018, consolidated cash and cash equivalents consisted of:

		2019	2018
Cash and bank accounts	$	547	258
Fixed-income securities and other cash equivalents		241	51

	$	788	309

Based on net settlement agreements, the balance of cash and cash equivalents excludes deposits in margin accounts that guarantee several obligations of CEMEX of $27 in 2019 and $21 in 2018, which were offset against the corresponding obligations of CEMEX with the counterparties, considering CEMEX’s right, ability and intention to settle the amounts on a net basis.